Note 2 - Cost of sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 2 - Cost of sales
Inventories at the beginning of the year		$ 3,986,929	$ 2,672,593	$ 1,636,673
Increase in inventory due to business combinations	[1]	107,588
Decrease in inventory due to sale of subsidiaries				(10,662)
Plus: Charges of the year
Raw materials, energy, consumables and other		5,277,507	5,772,031	3,841,551
Services and fees		437,804	293,490	208,472
Labor cost		1,403,546	1,160,085	824,071
Depreciation of property, plant and equipment		424,373	465,849	448,843
Amortization of intangible assets		11,582	11,754	7,645
Depreciation of right-of-use assets		30,352	33,244	35,910
Maintenance expenses		408,410	267,294	129,350
Allowance for obsolescence		13,581	24,901	23,296
Taxes		272,120	194,736	40,887
Other		216,220	178,691	98,159
Cost of sales including discontinued operations		8,603,083	8,402,075	5,647,522
Less: Inventories at the end of the year		(3,921,097)	(3,986,929)	(2,672,593)
Cost of sales		$ 8,668,915	$ 7,087,739	$ 4,611,602

[1]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.